Share-based payments - Summary of options outstanding and exercisable (Detail) $ in Millions	Dec. 31, 2018 USD ($) Option	Dec. 31, 2018 GBP (£) Option	Dec. 31, 2017 Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, number	40,114	40,114	188,766
Aggregate intrinsic value | $	$ 1
Rio Tinto plc [member] | Exercise price GBPXX - GBPXX [member] | Share Option Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, number	23,659	23,659
Weighted average exercise price per option | £		£ 17
Weighted average remaining contractual life Years	0.22	0.22
Aggregate intrinsic value | $	$ 1
Rio Tinto Limited [member] | Exercise price A$XX [member] | Share Option Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, number	16,455	16,455
Weighted average exercise price per option | £		£ 33
Weighted average remaining contractual life Years	0.21	0.21